Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Net sales	[1]	€ 35,055	€ 33,821	€ 34,060	[2]
Property, plant and equipment		9,579	10,019	9,943
Goodwill		40,264	40,287	39,557
Other intangible assets		13,080	10,879	12,026
Reportable Geographical Zones [Member]
Disclosure of geographical areas [Line Items]
Net sales		35,055	33,821	34,060
Property, plant and equipment		9,579	10,019	9,943
Goodwill		40,264	40,287	39,557
Other intangible assets		13,080	10,879	12,026
Europe [Member]
Disclosure of geographical areas [Line Items]
Net sales		9,525	8,679	9,861
Property, plant and equipment		5,969	6,068	5,956
Other intangible assets		6,171	3,612	3,719
France [Member]
Disclosure of geographical areas [Line Items]
Net sales		2,330	2,206	2,248
Property, plant and equipment		3,180	3,413	3,480
North America [Member]
Disclosure of geographical areas [Line Items]
Net sales		12,460	12,963	12,369
Property, plant and equipment		2,560	2,850	2,879
Other intangible assets		5,210	5,430	5,980
United States [Member]
Disclosure of geographical areas [Line Items]
Net sales		11,855	12,391	11,764
Property, plant and equipment		2,142	2,447	2,498
Other Countries [Member]
Disclosure of geographical areas [Line Items]
Net sales		13,070	12,179	11,830
Property, plant and equipment		1,050	1,101	1,108
Other intangible assets		€ 1,699	€ 1,837	€ 2,327

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).